Commitments (Details Narrative) $ in Thousands, € in Millions, £ in Millions	9 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2022 EUR (€)	Sep. 30, 2022 GBP (£)
IfrsStatementLineItems [Line Items]
Potential milestone payments description	the Company expects to pay $8,527 including $6,394 (€6.5 million), and $1,283 (£1.2 million) and $850 USD, in R&D milestone payments and up to $37,438, including $27,043 (€27.6 million); $1,395 (£1.3 million) and $9,000 USD, in revenue related milestone payments.	the Company expects to pay $8,527 including $6,394 (€6.5 million), and $1,283 (£1.2 million) and $850 USD, in R&D milestone payments and up to $37,438, including $27,043 (€27.6 million); $1,395 (£1.3 million) and $9,000 USD, in revenue related milestone payments.	the Company expects to pay $8,527 including $6,394 (€6.5 million), and $1,283 (£1.2 million) and $850 USD, in R&D milestone payments and up to $37,438, including $27,043 (€27.6 million); $1,395 (£1.3 million) and $9,000 USD, in revenue related milestone payments.
Research and Development Contracts [member]
IfrsStatementLineItems [Line Items]
Potential milestone payments	$ 8,527	€ 6.5	£ 1.2
R&D milestone payments [member]
IfrsStatementLineItems [Line Items]
Potential milestone payments	37,438	€ 27.6	£ 1.3
Revenue Milestone Payments [member]
IfrsStatementLineItems [Line Items]
Potential milestone payments	$ 9,000